10-K Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 09, 2024	May 08, 2024
Class of Stock [Line Items]
Common stock, authorized shares (in shares)	400,000,000				400,000,000		24,000,000	24,000,000
Common stock, shares issued (in shares)	32,658,823				32,658,823		24,000,000	24,000,000	24,000,000	100
Common stock, shares outstanding (in shares)	32,658,823				32,658,823		24,000,000	24,000,000	24,000,000	100
Common stock, par value (in dollars per share)	$ 0.01				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Capital distribution to parent	$ 0	$ 0	$ 0	$ 0			$ 0	$ 25,000
Additional Paid-in Capital
Class of Stock [Line Items]
Capital distribution to parent								25,000
Bowhead Insurance Holdings LP (BIHL) | Related Party
Class of Stock [Line Items]
Capital contribution from parent, contributed amount	$ 1,400		$ 13,200		$ 4,500	$ 31,300	$ 77,700	$ 24,000